INVESTMENTS (AVAILABLE-FOR-SALE SECURITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 906	$ 878
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in one year or less, Amortized Cost	29
Due in years two through five, Amortized Cost	171
Due in years six through ten, Amortized Cost	620
Due after ten years, Amortized Cost	29
Subtotal	849
Debt Maturities, Amortized Cost Basis	881
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, Fair Value	30
Due in years two through five, Fair Value	179
Due in years six through ten, Fair Value	619
Due after ten years, Fair Value	30
Subtotal	858
Available For Sale Securities, Debt Maturities, Fair Value	889
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	19	39	$ 1,200
Gross gains on sales	0	1	84
Gross losses on sales	0	1	9
Total other-than-temporary impairment losses	(1)	(10)	(6)
Portion of loss recognized in other comprehensive income (loss)	0	0	0
Credit losses recognized in earnings (loss)	(1)	(10)	(6)
Fixed Maturities - Credit Loss Impairments
Balance at January 1,	(51)	(60)
Previously recognized impairments on securities that matured, paid, prepaid or sold	10	19
Recognized impairments on securities impaired to fair value this period	0	0
Impairments recognized this period on securities not previously impaired	0	(9)
Additional impairments this period on securities previously impaired	(1)	(1)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Balances at December 31,	(42)	(51)	(60)
Protective Life
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales			1,090
Gross gains on sales			81
Gross losses on sales			$ 6
Public Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	631	575
Gross Unrealized Gains	16	27
Gross Unrealized Losses	10	2
Fair Value	637	600
Private Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	183	190
Gross Unrealized Gains	4	11
Gross Unrealized Losses	2	0
Fair Value	185	201
US Treasury Government And Agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29	27
Fair Value	29	27
State and Political Sub-divisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6	6
Gross Unrealized Gains	1
Fair Value	7	6
Commercial Mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32	34
Gross Unrealized Gains	6	3
Gross Unrealized Losses	7	11
Fair Value	31	26
OTTI in AOCI	1	1
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, amortized cost	32
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
AFS without a single maturity date, Fair Value	31
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	17	18
Gross Unrealized Gains		0
Gross Unrealized Losses	0	0
Fair Value	17	18
Fixed Maturities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	898	850
Gross Unrealized Gains	27	41
Gross Unrealized Losses	19	13
Fair Value	906	878
OTTI in AOCI	$ 1	$ 1